UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II

                                                                       CHAMPLAIN
                                                                    MID CAP FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.5%

                                                          SHARES         VALUE
                                                       -----------   ------------
CONSUMER DISCRETIONARY - 4.9%
   Fortune Brands...................................        12,100   $    461,494
   Gentex...........................................        17,000        163,030
   International Game Technology....................        21,700        303,800
   Service International............................        68,500        472,650
                                                                     ------------
                                                                        1,400,974
                                                                     ------------
CONSUMER STAPLES - 11.7%
   Avon Products....................................        28,900        717,587
   Clorox...........................................        13,400        814,854
   Constellation Brands, Cl A *.....................        32,300        405,042
   Del Monte Foods..................................        46,800        295,308
   Estee Lauder, Cl A...............................        14,500        522,580
   Hershey..........................................        16,600        618,184
                                                                     ------------
                                                                        3,373,555
                                                                     ------------
ENERGY - 9.2%
   Comstock Resources *.............................         8,300        410,186
   Encore Acquisition *.............................         5,000        155,750
   Helix Energy Solutions *.........................        12,000        126,720
   Oceaneering International *......................        11,700        329,589
   Peabody Energy...................................         2,150         74,197
   Pioneer Natural Resources........................         8,300        230,989
   Smith International..............................         7,700        265,496
   Superior Energy Services *.......................        11,700        249,444
   Ultra Petroleum *................................         9,400        437,570
   Whiting Petroleum *..............................         7,100        369,129
                                                                     ------------
                                                                        2,649,070
                                                                     ------------
FINANCIALS - 13.3%
   Alleghany *......................................         2,250        634,500
   HCC Insurance Holdings...........................        27,800        613,268
   Invesco..........................................        25,200        375,732
   Northern Trust...................................         6,100        343,491
   Prologis.........................................         7,700        107,800
   T Rowe Price Group...............................         6,950        274,803

THE ADVISORS' INNER CIRCLE FUND II

                                                                       CHAMPLAIN
                                                                    MID CAP FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES         VALUE
                                                       -----------   ------------
FINANCIALS - CONTINUED
   Willis Group Holdings............................        22,300   $    585,152
   WR Berkley.......................................        34,000        893,180
                                                                     ------------
                                                                        3,827,926
                                                                     ------------
HEALTH CARE - 25.0%
   Beckman Coulter..................................         7,800        389,376
   Bio-Rad Laboratories, Cl A *.....................         5,600        478,128
   Cerner *.........................................         7,200        268,056
   Cooper...........................................           950         15,656
   CR Bard..........................................         4,500        397,125
   Endo Pharmaceuticals Holdings *..................        11,700        216,450
   Gen-Probe *......................................        10,600        498,836
   Hologic *........................................        33,400        408,816
   Laboratory Corp of America Holdings *............         8,900        547,261
   Invitrogen *.....................................         6,700        192,893
   Millipore *......................................         8,900        461,821
   Mylan *..........................................        36,200        310,234
   Patterson *......................................        21,700        549,661
   Resmed *.........................................        19,500        668,070
   St. Jude Medical *...............................        17,400        661,722
   Teleflex.........................................         6,700        355,033
   West Pharmaceutical Services.....................        13,400        534,928
   Zimmer Holdings *................................         5,000        232,150
                                                                     ------------
                                                                        7,186,216
                                                                     ------------
INDUSTRIALS - 10.8%
   CLARCOR..........................................         7,900        279,581
   IDEX.............................................        19,500        452,010
   ITT..............................................         7,500        333,750
   Kennametal.......................................        19,500        413,790
   Landstar System..................................         5,900        227,681
   Ritchie Brothers Auctioneers.....................         7,200        133,704
   Roper Industries.................................        10,000        453,500
   UTi Worldwide....................................        21,200        249,312

THE ADVISORS' INNER CIRCLE FUND II

                                                                       CHAMPLAIN
                                                                    MID CAP FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES         VALUE
                                                       -----------   ------------
INDUSTRIALS - CONTINUED
   Waste Connections *..............................        16,700   $    565,295
                                                                     ------------
                                                                        3,108,623
                                                                     ------------
INFORMATION TECHNOLOGY - 17.8%
   Adobe Systems *..................................         5,200        138,528
   Alliance Data Systems *..........................         6,050        303,468
   Amdocs *.........................................        25,000        564,000
   Autodesk *.......................................        17,300        368,663
   Citrix Systems *.................................        14,500        373,665
   Concur Technologies *............................         6,600        166,518
   Electronic Arts *................................        11,200        255,136
   FactSet Research Systems.........................         7,200        279,288
   Iron Mountain *..................................        34,500        837,660
   Mettler Toledo International *...................         5,600        428,624
   Microchip Technology.............................         9,400        231,522
   National Instruments.............................        15,050        382,270
   NeuStar, Cl A *..................................        20,600        405,820
   Salesforce.com *.................................         6,100        188,856
   Trimble Navigation *.............................        10,050        206,728
                                                                     ------------
                                                                        5,130,746
                                                                     ------------
MATERIALS - 4.8%
   AptarGroup.......................................        16,100        488,152
   Ecolab...........................................        13,900        517,914
   International Flavors & Fragrances...............        12,200        388,936
                                                                     ------------
                                                                        1,395,002
                                                                     ------------
   TOTAL COMMON STOCK
      (Cost $28,074,290)............................                   28,072,112
                                                                     ------------

THE ADVISORS' INNER CIRCLE FUND II

                                                                       CHAMPLAIN
                                                                    MID CAP FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

REPURCHASE AGREEMENT - 4.4%

                                                           FACE
                                                          AMOUNT         VALUE
                                                       -----------   ------------
   Morgan Stanley
      0.750%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $1,274,920
      (collateralized by a U.S. Treasury Bond, par
      value $961,786, 8.500%, 02/15/20, with a total
      market value of $1,300,340)
      (Cost $1,274,840).............................   $ 1,274,840   $  1,274,840
                                                                     ------------
   TOTAL INVESTMENTS - 101.9%
      (Cost $29,349,130) +..........................                 $ 29,346,952
                                                                     ============

PERCENTAGES ARE BASED ON NET ASSETS OF $28,800,403.

*    NON-INCOME PRODUCING SECURITY.

CL - CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $29,349,130, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,598,755 AND $(1,600,933), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II

                                                                       CHAMPLAIN
                                                                    MID CAP FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended October 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value.

INVESTMENTS IN SECURITIES     LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
-------------------------   -----------   -------   -------   -----------
Champlain Mid Cap Fund      $29,346,952     $--       $--     $29,346,952

CSC-QH-002-0100

THE ADVISORS' INNER CIRCLE FUND II

                                                                 CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.8%

                                                          SHARES         VALUE
                                                       -----------   ------------
CONSUMER DISCRETIONARY - 5.1%
   Gentex...........................................       352,000   $  3,375,680
   K12 *............................................       105,000      2,887,500
   Matthews International, Cl A.....................       140,000      6,248,200
   Regis............................................       215,000      2,659,550
   Stewart Enterprises, Cl A........................     1,290,000      6,669,300
                                                                     ------------
                                                                       21,840,230
                                                                     ------------
CONSUMER STAPLES - 10.6%
   Bare Escentuals *................................       410,000      1,713,800
   Chattem *........................................        87,000      6,583,290
   Del Monte Foods..................................       955,000      6,026,050
   Hain Celestial Group *...........................       290,000      6,739,600
   Lancaster Colony.................................       245,000      7,727,300
   Lance............................................       200,000      4,138,000
   Ralcorp Holdings *...............................        94,000      6,361,920
   WD-40............................................       200,000      5,820,000
                                                                     ------------
                                                                       45,109,960
                                                                     ------------
ENERGY - 6.7%
   Berry Petroleum, Cl A............................       115,000      2,679,500
   Cal Dive International *.........................       272,000      2,314,720
   Comstock Resources *.............................        85,000      4,200,700
   Encore Acquisition *.............................       108,000      3,364,200
   Goodrich Petroleum *.............................        83,000      2,304,080
   Helix Energy Solutions *.........................       105,500      1,114,080
   Oceaneering International *......................       124,000      3,493,080
   Superior Energy Services *.......................       143,000      3,048,760
   Superior Well Services *.........................        15,800        264,650
   TETRA Technologies *.............................       141,000        981,360
   Whiting Petroleum *..............................        93,000      4,835,070
                                                                     ------------
                                                                       28,600,200
                                                                     ------------
FINANCIALS - 14.8%
   Argo Group International Holdings *..............        70,000      2,233,000
   First Mercury Financial *........................       300,000      3,237,000

THE ADVISORS' INNER CIRCLE FUND II

                                                                 CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES         VALUE
                                                       -----------   ------------
FINANCIALS - CONTINUED
   FirstService *...................................       215,000   $  2,607,950
   HCC Insurance Holdings...........................       175,000      3,860,500
   Healthcare Realty Trust..........................       410,000     10,475,500
   Independent Bank.................................        44,000      1,265,880
   Interactive Data.................................       237,000      5,588,460
   Morningstar *....................................        29,800      1,115,712
   MSCI, Cl A *.....................................       165,000      2,844,600
   National Financial Partners......................       205,000      1,365,300
   National Interstate..............................       175,000      3,062,500
   Navigators Group *...............................       181,000      9,142,310
   Philadelphia Consolidated Holding *..............       149,000      8,715,010
   Waddell & Reed Financial, Cl A...................       333,000      4,835,160
   Wilmington Trust.................................        98,000      2,828,280
                                                                     ------------
                                                                       63,177,162
                                                                     ------------
HEALTH CARE - 18.6%
   American Medical Systems Holdings *..............       574,000      6,210,680
   ArthroCare *.....................................       215,000      4,467,700
   athenahealth *...................................        82,000      2,509,200
   Bio-Rad Laboratories, Cl A *.....................       106,000      9,050,280
   Cooper...........................................       140,000      2,307,200
   ev3 *............................................       347,000      2,245,090
   Gen-Probe *......................................        72,000      3,388,320
   Greatbatch *.....................................       139,000      3,023,250
   Healthways *.....................................       225,000      2,272,500
   Immucor *........................................       140,000      3,717,000
   Integra LifeSciences Holdings *..................       160,000      6,006,400
   Luminex *........................................       190,000      3,543,500
   Martek Biosciences...............................        56,000      1,670,480
   MedAssets *......................................       178,000      2,568,540
   Meridian Bioscience..............................        64,000      1,573,120
   NuVasive *.......................................        56,000      2,637,040
   SonoSite *.......................................        99,000      2,085,930
   SurModics *......................................        72,000      1,908,000

THE ADVISORS' INNER CIRCLE FUND II

                                                                 CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES         VALUE
                                                       -----------   ------------
HEALTH CARE - CONTINUED
   Teleflex.........................................       108,000   $  5,722,920
   VCA Antech *.....................................       143,000      2,588,300
   West Pharmaceutical Services.....................       215,000      8,582,800
   Wright Medical Group *...........................        38,400        890,112
                                                                     ------------
                                                                       78,968,362
                                                                     ------------
INDUSTRIALS - 19.4%
   ABM Industries...................................       538,000      8,785,540
   Actuant, Cl A....................................       115,000      2,061,950
   Administaff......................................       215,000      4,297,850
   Brady, Cl A......................................       143,000      4,433,000
   CLARCOR..........................................       140,000      4,954,600
   CoStar Group *...................................       107,000      3,854,140
   First Advantage, Cl A *..........................       200,000      2,186,000
   Forward Air......................................       105,000      2,747,850
   IDEX.............................................       287,000      6,652,660
   Kaydon...........................................       203,000      6,782,230
   Kennametal.......................................       253,000      5,368,660
   Landstar System..................................       100,000      3,859,000
   RBC Bearings *...................................       215,000      5,101,950
   Ritchie Bros Auctioneers.........................       123,000      2,284,110
   Schawk...........................................       325,000      4,267,250
   UTi Worldwide....................................       344,000      4,045,440
   Waste Connections *..............................       315,000     10,662,750
                                                                     ------------
                                                                       82,344,980
                                                                     ------------
INFORMATION TECHNOLOGY - 16.4%
   Blackbaud........................................       200,000      3,040,000
   Blackboard *.....................................       182,300      4,462,704
   comScore *.......................................       179,000      2,183,800
   Concur Technologies *............................       115,000      2,901,450
   Constant Contact *...............................       165,000      1,981,650
   Entegris *.......................................       195,200        525,088
   Euronet Worldwide *..............................       490,000      5,840,800
   FactSet Research Systems.........................       143,000      5,546,970

THE ADVISORS' INNER CIRCLE FUND II

                                                                 CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES         VALUE
                                                       -----------   ------------
INFORMATION TECHNOLOGY - CONTINUED
   FARO Technologies *..............................       190,000   $  2,882,300
   Hittite Microwave *..............................        89,500      2,932,915
   Jack Henry & Associates..........................       141,000      2,680,410
   Metavante Technologies *.........................       145,000      2,431,650
   Mettler Toledo International *...................        18,400      1,408,336
   MIPS Technologies, Cl A *........................       574,000      1,601,460
   National Instruments.............................       270,000      6,858,000
   NetSuite *.......................................       202,000      1,993,740
   NeuStar, Cl A *..................................       315,000      6,205,500
   NIC..............................................       287,000      1,541,190
   Omniture *.......................................       203,000      2,334,500
   RightNow Technologies *..........................       100,800        663,264
   Taleo, Cl A *....................................       108,000      1,490,400
   Trimble Navigation *.............................       165,000      3,394,050
   Vocus *..........................................       109,000      1,834,470
   Wright Express *.................................       215,000      2,943,350
                                                                     ------------
                                                                       69,677,997
                                                                     ------------
MATERIALS - 4.2%
   AptarGroup.......................................       250,000      7,580,000
   Sensient Technologies............................       400,000     10,092,000
                                                                     ------------
                                                                       17,672,000
                                                                     ------------
   TOTAL COMMON STOCK
      (Cost $505,074,451)...........................                  407,390,891
                                                                     ------------

THE ADVISORS' INNER CIRCLE FUND II

                                                                 CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

REPURCHASE AGREEMENT - 3.7%

                                                           FACE
                                                          AMOUNT         VALUE
                                                       -----------   ------------
   Morgan Stanley
      0.750%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $15,766,716
      (collateralized by a U.S. Treasury Bond, par
      value $11,894,240, 8.500%, 02/15/20, with a
      total market value $16,081,076)
      (Cost $15,765,731)............................   $15,765,731   $ 15,765,731
                                                                     ------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $520,840,182) +.........................                 $423,156,622
                                                                     ============

PERCENTAGES ARE BASED ON NET ASSETS OF $425,449,314.

*    NON-INCOME PRODUCING SECURITY.

CL - CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $520,840,182, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $19,994,430 AND $(117,677,990), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II

                                                                 CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended October 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value.

INVESTMENTS IN SECURITIES         LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
-------------------------      ------------   -------   -------   ------------
Champlain Small Company Fund   $423,156,622     $--       $--     $423,156,622

CSC-QH-001-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


By (Signature and Title)       /s/ Michael Lawson
                               --------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer
Date:    December 22, 2008